Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 295,368	$ 129,318
Prepaid expenses	48,786	55,867
Deferred offering costs	7,355,767	427,898
Other current assets	2,767	4,179
Total current assets	7,702,688	617,262
LONG-TERM ASSETS
Property and equipment, net	91,168	95,425
Patents, net	273,299	273,601
Security deposit	1,500	1,500
Long-term assets	365,967	370,526
TOTAL ASSETS	8,068,655	987,788
CURRENT LIABILITIES
Accounts payable	1,802,427	1,868,689
Accrued liabilities	213,024	79,556
Credit card payable	3,795	3,636
Current portion of note payable	8,674	8,524
Total current liabilities	2,027,920	1,960,405
NONCURRENT LIABILITIES
Note payable, net of current portion	8,333	10,558
Total liabilities	2,036,253	1,970,963
Commitments and Contingencies (See Note 11)
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock, $0.0002 par value, 200,000,000 shares authorized, 29,835,038 shares and 29,120,905 issued and outstanding at March 31, 2025, and December 31, 2024, respectively	6,465	6,322
Treasury stock, 2,500,000 at cost	(500)	(500)
Additional paid-in capital, net of offering costs	23,937,941	14,984,561
Subscription receivable	(12,784)	(53,003)
Accumulated deficit	(17,898,720)	(15,920,555)
Total stockholders’ equity (deficit)	6,032,402	(983,175)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 8,068,655	$ 987,788